Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Cornerstone Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Class A | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Cornerstone Growth Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Class C | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Class C | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Class C | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Class C | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class C | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Class C | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Cornerstone Growth Fund - Class E | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Class E | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Class E | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class E | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Class E | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Class E | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Class E | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Class E | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Class E | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Class E | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Class E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Class E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Class E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Class E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Class E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Class E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Class E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Class E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Class E | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Class E | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Class E | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class E | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Class E | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Class E | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Cornerstone Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Institutional Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Institutional Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Cornerstone Growth Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Cornerstone Growth Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Cornerstone Growth Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Class R | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Class R | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Class R | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Class R | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Class R | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Class R | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class R | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Class R | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Cornerstone Growth Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Cornerstone Growth Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Cornerstone Growth Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Cornerstone Growth Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Cornerstone Growth Fund - Class S | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Growth Fund - Class S | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Cornerstone Growth Fund - Class S | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Cornerstone Growth Fund - Class S | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Growth Fund - Class S | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Cornerstone Growth Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Columbia Cornerstone Growth Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Cornerstone Growth Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Cornerstone Growth Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Cornerstone Growth Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Cornerstone Growth Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Cornerstone Growth Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Cornerstone Growth Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Cornerstone Growth Fund - Class S | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Cornerstone Growth Fund - Class S | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Cornerstone Growth Fund - Class S | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Cornerstone Growth Fund - Class S | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Growth Fund - Class S | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Cornerstone Growth Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%